INCOME TAXES - Temporary Differences Where No Deferred Tax Asset is Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 11,668	$ 0
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	11,999	13,072
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	10,546	11,489
Australian royalty tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 299,029	$ 306,858